Note 11 - Financial Instruments - Estimated Fair Value of Outstanding Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Warrants outstanding (in shares)	1,976,389	1,976,389
Warrant shares outstanding (in shares)	8,794,933	2,134,501
Term (Year)	5 years	5 years
Warrnts exercise price (in dollars per share)	$ 0.56	$ 2.30
Warrant fair value liability	$ 4,445	$ 3,332